Employee Compensation - Pension and Other Employee Future Benefits - Summary of Cash payments in connection with employee future benefit plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Pension Plans [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Net contributions (refund)	$ 4	$ (25)
Contributions to defined contribution plans	306	290
Benefits paid directly to pensioners	51	50
Cash payments made for employee future benefit plans	361	315
Other employee future benefit plans [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Net contributions (refund)	0
Contributions to defined contribution plans	0
Benefits paid directly to pensioners	47	45
Cash payments made for employee future benefit plans	$ 47	$ 45